Convertible Debentures	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Convertible Debentures

4. Convertible Debentures

a)	In August 2013, the Company issued a convertible debenture to a non-related party for $32,500. Under the terms of the note, the amount owing is unsecured, due interest of 8% per annum, and matures on May 5, 2014. The note is convertible into shares of common stock 180 days after the date of issuance (January 28, 2014) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a discount to the note payable of $24,963. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $32,500. During the year ended December 31, 2014, the Company issued 1,306,199 shares of common stock for the conversion of $32,500 of the note and $1,300 of accrued interest. During the year ended December 31, 2014, the Company recorded a loss on conversion of debt of $11,628 (2013 - $nil). During the year ended December 31, 2014, $11,265 (2013 - $13,698) of accretion expense had been recorded and the note has been fully converted.

b)	In October 2013, the Company issued a convertible debenture to a non-related party for $32,500. Under the terms of the note, the amount owing is unsecured, due interest of 8% per annum, and matures on July 5, 2014. The note is convertible into shares of common stock 180 days after the date of issuance (March 30, 2014) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a discount to the note payable of $24,953. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $32,500. During the year ended December 31, 2014, the Company issued 1,687,097 shares of common stock for the conversion of $32,500 of the note and $1,300 of accrued interest. During the year ended December 31, 2014, the Company recorded a loss on conversion of debt of $3,946 (2013 - $nil). During the year ended December 31, 2014, $16,696 (2013 - $8,257) of accretion expense had been recorded and the note has been fully converted.

c)	In October 2013, the Company issued a convertible debenture to a non-related party for $32,500. Under the terms of the note, the amount owing is unsecured, due interest of 8% per annum, and matures on August 4, 2014. The note is convertible into shares of common stock 180 days after the date of issuance (April 29, 2014) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a full discount to the note payable of $24,963. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $32,500. During the year ended December 31, 2014, the Company issued 1,442,781 shares of common stock for the conversion of $32,500 of the note and $1,300 of accrued interest. During the year ended December 31, 2014, the Company recorded a loss on conversion of debt of $14,230 (2013 - $nil). During the year ended December 31, 2014, $19,466 (2013 - $5,497) of accretion expense had been recorded and the note has been fully converted.

d)	In December 2013, the Company issued a convertible debenture to a non-related party for $32,500. Under the terms of the note, the amount owing is unsecured, due interest of 8% per annum, and matures on September 19, 2014. The note is convertible into shares of common stock 180 days after the date of issuance (June 15, 2014) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a discount to the note payable of $24,958. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $32,500. During the year ended December 31, 2014, the Company issued 1,383,394 shares of common stock for the conversion of $32,500 of the note and $1,300 of accrued interest. During the year ended December 31, 2014, the Company recorded a loss on conversion of debt of $12,392 (2013 - $nil). During the year ended December 31, 2014, $23,692 (2013 - $1,266) of accretion expense had been recorded and the note has been fully converted.

e)	In January 2014, the Company issued a convertible debenture to a non-related party for $37,500. Under the terms of the note, the amount owing is unsecured, due interest of 8% per annum, and matures on October 14, 2014. The note is convertible into shares of common stock 180 days after the date of issuance (July 9, 2014) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a full discount to the note payable of $37,500. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $37,500. During the year ended December 31, 2014, the Company issued 1,906,938 shares of common stock for the conversion of $37,500 of the note and $1,500 of accrued interest. During the year ended December 31, 2014, the Company recorded a gain on conversion of debt of $9,785 (2013 - $nil). During the year ended December 31, 2014, $37,500 (2013 - $nil) of accretion expense had been recorded and the note has been fully converted.

f)	In March 2014, the Company issued a convertible debenture to a non-related party for $32,500. Under the terms of the note, the amount owing is unsecured, due interest of 8% per annum, and matures on December 26, 2014. The note is convertible into shares of common stock 180 days after the date of issuance (September 15, 2014) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a full discount to the note payable of $32,500. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $32,500. During the year ended December 31, 2014, the Company issued 3,318,215 shares of common stock for the conversion of $32,500 of the note and $1,700 of accrued interest. During the year ended December 31, 2014, the Company recorded a gain on conversion of debt of $6,965 (2013 - $nil). During the year ended December 31, 2014, $32,500 (2013 - $nil) of accretion expense had been recorded and the note has been fully converted.

g)	In May 2014, the Company issued a convertible debenture to a non-related party for $42,500. Under the terms of the note, the amount owing is unsecured, due interest of 8% per annum, and matures on February 16, 2015. The note is convertible into shares of common stock 180 days after the date of issuance (November 10, 2014) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a full discount to the note payable of $42,500. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $42,500. During the year ended December 31, 2014, the Company issued 3,980,077 shares of common stock for the conversion of $42,500 of the note and $1,300 of accrued interest. During the year ended December 31, 2014, the Company recorded a gain on conversion of debt of $9,734 (2013 - $nil). During the year ended December 31, 2014, $42,500 (2013 - $nil) of accretion expense had been recorded and the note has been fully converted.

h)	In June 2014, the Company issued a convertible debenture to a non-related party for $68,000. Under the terms of the note, the amount owing is unsecured, due interest of 8% per annum, and matures on March 18, 2015. The note is convertible into shares of common stock 180 days after the date of issuance (December 13, 2014) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a full discount to the note payable of $68,000. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $68,000. During the year ended December 31, 2014, the Company issued 3,402,974 shares of common stock for the conversion of $30,000 of the note. During the year ended December 31, 2014, the Company recorded a gain on conversion of debt of $8,582 (2013 - $nil). During the year ended December 31, 2014, $43,373 (2013 - $nil) of accretion expense had been recorded.

i)	In July 2014, the Company issued a convertible debenture to a non-related party for $42,500. Under the terms of the note, the amount owing is unsecured, due interest of 8% per annum, and matures on April 11, 2015. The note is convertible into shares of common stock 180 days after the date of issuance (January 5, 2015) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a full discount to the note payable of $42,500. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $42,500. During the year ended December 31, 2014, $2,381 (2013 - $nil) of accretion expense had been recorded.

j)	In October 2014, the Company issued a convertible debenture to a non-related party for $38,000. Under the terms of the note, the amount owing is unsecured, due interest of 8% per annum, and matures on July 28, 2015. The note is convertible into shares of common stock 180 days after the date of issuance (April 22, 2015) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a full discount to the note payable of $38,000. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $38,000. During the year ended December 31, 2014, $344 (2013 - $nil) of accretion expense had been recorded.